Right of Use Assets and Lease Liabilities (Narrative) (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($) Employees	Sep. 30, 2023 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)
Disclosure Of Detailed Information About Right Of Use Assets And Lease Liabilities [Line Items]
Right of use assets carrying value	$ 3,572,900		$ 3,572,900		$ 4,124,563	$ 4,845,738
Discounted rate of interest	8.00%		8.00%		12.00%
Interest expense incurred	$ 83,993	$ 95,904	$ 170,475	$ 194,087
Depreciation expense	192,324	195,177	384,648	396,871	$ 785,306
Rental payments	$ 261,355	$ 260,419	522,710	$ 533,338
Change from lease modification			167,015
South Charleston Development Authority [Member]
Disclosure Of Detailed Information About Right Of Use Assets And Lease Liabilities [Line Items]
Forgiveness on lease liability			$ 1,300,000
Number of employees set thereafter for eligible forgiveness | Employees			200
Additional forgiveness on lease liability			$ 500,000
Number of employees thereafter eligible for additional forgiveness | Employees			100
Total amount of forgiveness on lease liability			$ 6,700,000